Statements of other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of other comprehensive income [Abstract]
Profit (loss) for the year	R$ 52,265	R$ (360,945)	R$ (214,968)
Other comprehensive income to be reclassified to profit or loss for the year in subsequent periods
Currency translation adjustment	97	145	2,262
Comprehensive profit (loss) for the year	52,362	(360,800)	(212,706)
Attributable to:
Equity holders of the parent	43,890	(360,644)	(212,690)
Non-controlling interests	R$ 8,472	R$ (156)	R$ (16)